The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                                  Excel Choice
                       Prospectus Dated November 5, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2012

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

--------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                       The Alger Portfolios                                           Fred Alger Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
                    American Century Investments                              American Century Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
                  Calvert Variable Products, Inc.*                                Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World Asset   Index:  MSCI EAFE Index.
Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100(R) Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit    Index:  Russell 2000 Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP S&P 500 Index Portfolio ** - Summit                         Index:  S&P 500 Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Summit         Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
---------------------------------------------------------------------  ---------------------------------------------------------
                  Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
               Columbia Funds Variable Series Trust 2                        Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2   Long-term capital growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology Fund,         Long-term capital appreciation.
Class 2
---------------------------------------------------------------------  ---------------------------------------------------------
                       DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS International VIP Portfolio, Class A                               Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
                      DWS Variable Series II                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                                Money market, current income.
---------------------------------------------------------------------  ---------------------------------------------------------
              Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2             Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2             Index:  S&P 500(R) Index. **
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2                   Long-term growth.
---------------------------------------------------------------------  ---------------------------------------------------------
                Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  ---------------------------------------------------------

                                        1

--------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
         Financial Investors Variable Insurance Trust (ALPS)                              ALPS Advisors, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II    Current income and capital appreciation.
 - Ibbotson Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
                      AIM Variable Insurance Funds                                      Invesco Advisers, Inc.
                   (Invesco Variable Insurance Funds)
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco Van Kampen V.I. American Franchise Fund, Series I              Seek capital growth.
(Invesco V.I. Capital Appreciation Fund merged into Invesco V.I.
Capital Growth Fund and renamed April 30, 2012)
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current
Management Limited                                                     income.
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
                  MFS(R) Variable Insurance Trust                              Massachusetts Financial Services Company
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Growth Series, Initial Class                                    Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) High Income Series, Initial Class                               Seeks total return with emphasis on high current income,
                                                                       but also considering capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                           Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
---------------------------------------------------------------------  ---------------------------------------------------------
             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                       Long-term capital growth; current income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I        Capital growth.
(named Neuberger Berman AMT Regency Portfolio prior to May 1,
2012)
---------------------------------------------------------------------  ---------------------------------------------------------
                Oppenheimer Variable Account Funds                                      OppenheimerFunds, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares              Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                 Total return.
---------------------------------------------------------------------  ---------------------------------------------------------
                  PIMCO Variable Insurance Trust                               Pacific Investment Management Company LLC
---------------------------------------------------------------------  ---------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
---------------------------------------------------------------------  ---------------------------------------------------------
                 T. Rowe Price Equity Series, Inc.                                  T. Rowe Price Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
---------------------------------------------------------------------  ---------------------------------------------------------
                Third Avenue Variable Series Trust                                     Third Avenue Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
              The Universal Institutional Funds, Inc.                           Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                          Above-average total return over a market cycle of three
                                                                       to five years by investing primarily in a diversified
                                                                       portfolio of fixed income securities.
---------------------------------------------------------------------  ---------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
---------------------------------------------------------------------  ---------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities
                                                                       of companies in the U.S. real estate industry, including
                                                                       real estate investment trusts.
---------------------------------------------------------------------  ---------------------------------------------------------

* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Union Central Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**    "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

3. The Asset Allocation Program section of the prospectus is revised as follows:
     a.   The following sentences are added at the end of the first paragraph:
               We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.
     b. In the Potential Conflicts of Interest first paragraph, the fourth sentence is deleted and replaced with the following:
               We may receive fees for administrative services from other portfolios in the models.

4.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In The Asset Allocation Program Models section, the first two sentences are deleted and replaced with the following:
               Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.
     b. In the Potential Conflicts of Interest paragraph, the sentence, "We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees." is deleted and replaced with the following:
               We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

5. In the Distribution of the Contracts section, the last paragraph, discussing 12b-1 fees is deleted.

6. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.


       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.

APPENDIX B - ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.892% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2013. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central Life's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central Life has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central Life's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
     END               Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       3,103     2,922     2,742       1,212     1,031       851
     2             300,000   300,000   300,000       6,494     5,942     5,412       4,603     4,051     3,522
     3             300,000   300,000   300,000      10,202     9,063     8,011       8,311     7,172     6,120
     4             300,000   300,000   300,000      14,254    12,283    10,533      12,363    10,392     8,642
     5             300,000   300,000   300,000      18,688    15,609    12,981      16,797    13,718    11,090
     6             300,000   300,000   300,000      23,530    19,031    15,342      21,828    17,329    13,641
     7             300,000   300,000   300,000      28,844    22,576    17,639      27,331    21,063    16,126
     8             300,000   300,000   300,000      34,682    26,249    19,872      33,359    24,926    18,549
     9             300,000   300,000   300,000      41,105    30,064    22,049      39,971    28,929    20,915
     10            300,000   300,000   300,000      48,166    34,017    24,161      47,221    33,072    23,216
     15            300,000   300,000   300,000      97,506    56,935    34,084      97,506    56,935    34,084
     20            407,026   300,000   300,000     181,324    87,340    44,494     181,324    87,340    44,494
     25            615,492   300,000   300,000     316,766   124,362    52,247     316,766   124,362    52,247
     30            908,314   300,000   300,000     533,681   169,657    56,075     533,681   169,657    56,075
     35          1,329,963   340,977   300,000     878,716   225,286    53,975     878,716   225,286    53,975
     40          1,949,705   399,077   300,000   1,424,484   291,572    42,343   1,424,484   291,572    42,343
     45          2,882,117   466,979   300,000   2,282,775   369,870    13,710   2,282,775   369,870    13,710
     50          4,293,478   546,863         0   3,628,056   462,108         0   3,628,056   462,108         0
     55          6,466,772   643,814         0   5,732,344   570,696         0   5,732,344   570,696         0
     60          9,751,656   755,252         0   9,073,756   702,750         0   9,073,756   702,750         0
  Age 100       13,622,525   860,397         0  13,358,821   843,742         0  13,358,821   843,742         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       2,736     2,569     2,402         846       678       511
     2             300,000   300,000   300,000       5,912     5,404     4,915       4,022     3,513     3,024
     3             300,000   300,000   300,000       9,382     8,329     7,358       7,491     6,438     5,467
     4             300,000   300,000   300,000      13,169    11,345     9,725      11,278     9,454     7,834
     5             300,000   300,000   300,000      17,306    14,452    12,016      15,415    12,561    10,125
     6             300,000   300,000   300,000      21,821    17,647    14,224      20,120    15,946    12,522
     7             300,000   300,000   300,000      26,757    20,936    16,351      25,244    19,424    14,838
     8             300,000   300,000   300,000      32,149    24,316    18,390      30,826    22,992    17,066
     9             300,000   300,000   300,000      38,049    27,791    20,344      36,915    26,657    19,209
     10            300,000   300,000   300,000      44,501    31,357    22,203      43,556    30,412    21,257
     15            300,000   300,000   300,000      89,869    52,173    30,977      89,869    52,173    30,977
     20            367,741   300,000   300,000     163,822    76,028    36,467     163,822    76,028    36,467
     25            542,939   300,000   300,000     279,426   102,386    36,610     279,426   102,386    36,610
     30            775,607   300,000   300,000     455,709   130,387    27,657     455,709   130,387    27,657
     35          1,087,781   300,000   300,000     718,704   158,558     1,724     718,704   158,558     1,724
     40          1,507,418   300,000         0   1,101,342   184,622         0   1,101,342   184,622         0
     45          2,077,001   300,000         0   1,645,084   205,391         0   1,645,084   205,391         0
     50          2,850,059   300,000         0   2,408,344   214,798         0   2,408,344   214,798         0
     55          3,910,352   300,000         0   3,466,255   180,451         0   3,466,255   180,451         0
     60          5,373,964         0         0   5,000,385         0         0   5,000,385         0         0
  Age 100        6,936,365         0         0   6,802,092         0         0   6,802,092         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPT B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             303,097   302,917   302,737       3,097     2,917     2,737       1,206     1,026       846
     2             306,475   305,925   305,397       6,475     5,925     5,397       4,585     4,034     3,506
     3             310,161   309,027   307,979      10,161     9,027     7,979       8,270     7,136     6,089
     4             314,178   312,219   310,479      14,178    12,219    10,479      12,288    10,328     8,588
     5             318,563   315,507   312,899      18,563    15,507    12,899      16,672    13,616    11,008
     6             323,334   318,878   315,224      23,334    18,878    15,224      21,633    17,177    13,522
     7             328,556   322,359   317,477      28,556    22,359    17,477      27,043    20,846    15,965
     8             334,272   325,954   319,660      34,272    25,954    19,660      32,949    24,630    18,337
     9             340,541   329,673   321,780      40,541    29,673    21,780      39,407    28,538    20,645
     10            347,407   333,511   323,826      47,407    33,511    23,826      46,461    32,566    22,881
     15            394,591   355,355   333,224      94,591    55,355    33,224      94,591    55,355    33,224
     20            474,529   384,147   343,094     174,529    84,147    43,094     174,529    84,147    43,094
     25            604,101   417,489   349,760     304,101   117,489    49,760     304,101   117,489    49,760
     30            873,212   454,502   351,585     513,056   154,502    51,585     513,056   154,502    51,585
     35          1,279,859   493,132   346,201     845,612   193,132    46,201     845,612   193,132    46,201
     40          1,877,391   529,212   330,011   1,371,650   229,212    30,011   1,371,650   229,212    30,011
     45          2,776,248   554,790         0   2,198,921   254,790         0   2,198,921   254,790         0
     50          4,136,717   556,482         0   3,495,591   256,482         0   3,495,591   256,482         0
     55          6,231,561   512,969         0   5,523,846   212,969         0   5,523,846   212,969         0
     60          9,397,824   396,801         0   8,744,520    96,801         0   8,744,520    96,801         0
  Age 100       13,164,276         0         0  12,864,276         0         0  12,864,276         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             302,731   302,564   302,397       2,731     2,564     2,397         840       673       506
     2             305,894   305,387   304,900       5,894     5,387     4,900       4,004     3,496     3,010
     3             309,342   308,295   307,328       9,342     8,295     7,328       7,451     6,404     5,437
     4             313,097   311,284   309,674      13,097    11,284     9,674      11,206     9,393     7,783
     5             317,186   314,354   311,937      17,186    14,354    11,937      15,295    12,463    10,046
     6             321,634   317,501   314,110      21,634    17,501    14,110      19,933    15,799    12,409
     7             326,479   320,727   316,195      26,479    20,727    16,195      24,966    19,215    14,682
     8             331,749   324,027   318,182      31,749    24,027    18,182      30,426    22,703    16,859
     9             337,490   327,403   320,076      37,490    27,403    20,076      36,356    26,269    18,941
     10            343,737   330,847   321,864      43,737    30,847    21,864      42,791    29,902    20,918
     15            386,794   350,503   330,065      86,794    50,503    30,065      86,794    50,503    30,065
     20            454,086   371,516   334,464     154,086    71,516    34,464     154,086    71,516    34,464
     25            558,343   391,304   332,721     258,343    91,304    32,721     258,343    91,304    32,721
     30            718,803   404,841   321,052     418,803   104,841    21,052     418,803   104,841    21,052
     35          1,001,494   402,422         0     661,694   102,422         0     661,694   102,422         0
     40          1,390,094   365,834         0   1,015,623    65,834         0   1,015,623    65,834         0
     45          1,917,356         0         0   1,518,638         0         0   1,518,638         0         0
     50          2,632,837         0         0   2,224,788         0         0   2,224,788         0         0
     55          3,614,045         0         0   3,203,600         0         0   3,203,600         0         0
     60          4,968,396         0         0   4,623,011         0         0   4,623,011         0         0
     Age 100     6,213,883         0         0   5,913,883         0         0   5,913,883         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       3,103     2,922     2,742       1,212     1,031       851
     2             300,000   300,000   300,000       6,494     5,942     5,412       4,603     4,051     3,522
     3             300,000   300,000   300,000      10,202     9,063     8,011       8,311     7,172     6,120
     4             300,000   300,000   300,000      14,254    12,283    10,533      12,363    10,392     8,642
     5             300,000   300,000   300,000      18,688    15,609    12,981      16,797    13,718    11,090
     6             300,000   300,000   300,000      23,530    19,031    15,342      21,828    17,329    13,641
     7             300,000   300,000   300,000      28,844    22,576    17,639      27,331    21,063    16,126
     8             300,000   300,000   300,000      34,682    26,249    19,872      33,359    24,926    18,549
     9             300,000   300,000   300,000      41,105    30,064    22,049      39,971    28,929    20,915
     10            300,000   300,000   300,000      48,166    34,017    24,161      47,221    33,072    23,216
     15            300,000   300,000   300,000      97,506    56,935    34,084      97,506    56,935    34,084
     20            300,000   300,000   300,000     181,932    87,340    44,494     181,932    87,340    44,494
     25            419,416   300,000   300,000     322,627   124,362    52,247     322,627   124,362    52,247
     30            665,641   300,000   300,000     554,701   169,657    56,075     554,701   169,657    56,075
     35          1,076,675   300,000   300,000     936,239   226,399    53,975     936,239   226,399    53,975
     40          1,646,274   316,087   300,000   1,567,880   301,035    42,343   1,567,880   301,035    42,343
     45          2,743,379   416,414   300,000   2,612,742   396,585    13,710   2,612,742   396,585    13,710
     50          4,536,464   539,990         0   4,320,442   514,277         0   4,320,442   514,277         0
     55          7,438,679   689,994         0   7,084,456   657,138         0   7,084,456   657,138         0
     60         11,707,281   841,979         0  11,707,281   841,979         0  11,707,281   841,979         0
  Age 100       17,616,210 1,030,381         0  17,616,210 1,030,381         0  17,616,210 1,030,381         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                         USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       2,736     2,569     2,402         846       678       511
     2             300,000   300,000   300,000       5,912     5,404     4,915       4,022     3,513     3,024
     3             300,000   300,000   300,000       9,382     8,329     7,358       7,491     6,438     5,467
     4             300,000   300,000   300,000      13,169    11,345     9,725      11,278     9,454     7,834
     5             300,000   300,000   300,000      17,306    14,452    12,016      15,415    12,561    10,125
     6             300,000   300,000   300,000      21,821    17,647    14,224      20,120    15,946    12,522
     7             300,000   300,000   300,000      26,757    20,936    16,351      25,244    19,424    14,838
     8             300,000   300,000   300,000      32,149    24,316    18,390      30,826    22,992    17,066
     9             300,000   300,000   300,000      38,049    27,791    20,344      36,915    26,657    19,209
     10            300,000   300,000   300,000      44,501    31,357    22,203      43,556    30,412    21,257
     15            300,000   300,000   300,000      89,869    52,173    30,977      89,869    52,173    30,977
     20            300,000   300,000   300,000     164,428    76,028    36,467     164,428    76,028    36,467
     25            376,180   300,000   300,000     289,369   102,386    36,610     289,369   102,386    36,610
     30            592,633   300,000   300,000     493,860   130,387    27,657     493,860   130,387    27,657
     35            948,055   300,000   300,000     824,395   158,558     1,724     824,395   158,558     1,724
     40          1,434,939   300,000         0   1,366,608   184,622         0   1,366,608   184,622         0
     45          2,366,277   300,000         0   2,253,597   205,391         0   2,253,597   205,391         0
     50          3,841,565   300,000         0   3,658,633   214,798         0   3,658,633   214,798         0
     55          6,110,722   300,000         0   5,819,735   180,451         0   5,819,735   180,451         0
     60          9,470,375         0         0   9,470,375         0         0   9,470,375         0         0
  Age 100       14,253,177         0         0  14,253,177         0         0  14,253,177         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             303,097   302,917   302,737       3,097     2,917     2,737       1,206     1,026       846
     2             306,475   305,925   305,397       6,475     5,925     5,397       4,585     4,034     3,506
     3             310,161   309,027   307,979      10,161     9,027     7,979       8,270     7,136     6,089
     4             314,178   312,219   310,479      14,178    12,219    10,479      12,288    10,328     8,588
     5             318,563   315,507   312,899      18,563    15,507    12,899      16,672    13,616    11,008
     6             323,334   318,878   315,224      23,334    18,878    15,224      21,633    17,177    13,522
     7             328,556   322,359   317,477      28,556    22,359    17,477      27,043    20,846    15,965
     8             334,272   325,954   319,660      34,272    25,954    19,660      32,949    24,630    18,337
     9             340,541   329,673   321,780      40,541    29,673    21,780      39,407    28,538    20,645
     10            347,407   333,511   323,826      47,407    33,511    23,826      46,461    32,566    22,881
     15            394,591   355,355   333,224      94,591    55,355    33,224      94,591    55,355    33,224
     20            474,529   384,147   343,094     174,529    84,147    43,094     174,529    84,147    43,094
     25            604,101   417,489   349,760     304,101   117,489    49,760     304,101   117,489    49,760
     30            813,919   454,502   351,585     513,919   154,502    51,585     513,919   154,502    51,585
     35          1,153,896   493,132   346,201     853,896   193,132    46,201     853,896   193,132    46,201
     40          1,705,395   529,212   330,011   1,405,395   229,212    30,011   1,405,395   229,212    30,011
     45          2,601,073   554,790         0   2,301,073   254,790         0   2,301,073   254,790         0
     50          4,058,512   556,482         0   3,758,512   256,482         0   3,758,512   256,482         0
     55          6,443,369   512,969         0   6,136,542   212,969         0   6,136,542   212,969         0
     60         10,335,246   396,801         0  10,035,246    96,801         0  10,035,246    96,801         0
  Age 100       15,207,371         0         0  14,907,371         0         0  14,907,371         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                          USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             302,731   302,564   302,397       2,731     2,564     2,397         840       673       506
     2             305,894   305,387   304,900       5,894     5,387     4,900       4,004     3,496     3,010
     3             309,342   308,295   307,328       9,342     8,295     7,328       7,451     6,404     5,437
     4             313,097   311,284   309,674      13,097    11,284     9,674      11,206     9,393     7,783
     5             317,186   314,354   311,937      17,186    14,354    11,937      15,295    12,463    10,046
     6             321,634   317,501   314,110      21,634    17,501    14,110      19,933    15,799    12,409
     7             326,479   320,727   316,195      26,479    20,727    16,195      24,966    19,215    14,682
     8             331,749   324,027   318,182      31,749    24,027    18,182      30,426    22,703    16,859
     9             337,490   327,403   320,076      37,490    27,403    20,076      36,356    26,269    18,941
     10            343,737   330,847   321,864      43,737    30,847    21,864      42,791    29,902    20,918
     15            386,794   350,503   330,065      86,794    50,503    30,065      86,794    50,503    30,065
     20            454,086   371,516   334,464     154,086    71,516    34,464     154,086    71,516    34,464
     25            558,343   391,304   332,721     258,343    91,304    32,721     258,343    91,304    32,721
     30            718,803   404,841   321,052     418,803   104,841    21,052     418,803   104,841    21,052
     35            963,637   402,422         0     663,637   102,422         0     663,637   102,422         0
     40          1,333,283   365,834         0   1,033,283    65,834         0   1,033,283    65,834         0
     45          1,886,811         0         0   1,586,811         0         0   1,586,811         0         0
     50          2,714,171         0         0   2,414,171         0         0   2,414,171         0         0
     55          3,948,236         0         0   3,648,236         0         0   3,648,236         0         0
     60          5,808,410         0         0   5,508,410         0         0   5,508,410         0         0
  Age 100        7,558,908         0         0   7,258,908         0         0   7,258,908         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.